ASSETS AND LIABLITIES HELD FOR SALE (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Tangible fixed assets		$ 59,728	$ 76,991	$ 150,571
Total non-current assets		61,016	82,896	$ 177,788
Non-current liabilities
Mortgage Payable		48,197	$ 59,601
Disposal of major subsidiary | Quebec Inc. 9366-5230 ("Mirabel")
ASSETS AND LIABILITIES HELD FOR SALE
Proceeds from sale of subsidiary	$ 6,100
Assets and liabilities held for sale
Non-current assets
Tangible fixed assets		2,725
Right of use assets		536
Total non-current assets		3,261
Non-current liabilities
Mortgage Payable		1,532
Lease liability		558
Total non-current liabilities		$ 2,090